Segment and Customer Reporting (Tables)	9 Months Ended
Jun. 30, 2025
Segment and Customer Reporting
Schedule of Segment Performance
	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Large format batteries	17,053	10,111	42,514	32,452
Other	80	163	806	608
	17,133	10,274	43,320	33,060

Schedule of Revenues
	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Revenue with customers
Sale of batteries and battery systems	17,053	9,968	42,514	31,376
Sale of services	7	117	533	1,050
Others	73	189	273	634
	17,133	10,274	43,320	33,060

Schedule of Revenues Based on Geographical Region
	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Canada	1,824	385	2,172	1,505
United States	15,304	9,777	41,042	31,398
Others	5	112	106	157
	17,133	10,274	43,320	33,060